Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Other Payables	$ 1,212,420	$ 533,668
Total	$ 1,212,420	$ 533,668